SLM Student Loan Trust 2008-5
Quarterly Servicing Report

Distribution Date	10/27/2008
Collection Period	07/01/2008 - 9/30/2008

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2008-5 Deal Parameters

	Student Loan Portfolio Characteristics			6/30/2008	Activity	9/30/2008
A	i	Portfolio Balance		$4,005,084,543.63	($41,055,097.56)	$3,964,029,446.07
	ii	Interest to be Capitalized		110,557,960.04		121,286,947.85

	iii	Total Pool		$4,115,642,503.67		$4,085,316,393.92
	iv	Capitalized Interest		88,523,154.36		88,523,154.36
	v	Specified Reserve Account Balance		10,289,106.26		10,213,290.98

	vi	Total Adjusted Pool		$4,214,454,764.29		$4,184,052,839.26

B	i	Weighted Average Coupon (WAC)		7.048%		6.256%
	ii	Weighted Average Remaining Term		128.39		127.81
	iii	Number of Loans		981,719		972,342
	iv	Number of Borrowers		470,186		465,630
	v	Aggregate Outstanding Principal Balance - T-Bill Other		$-		$-
	vi	Aggregate Outstanding Principal Balance - T-Bill		$103,815,833		$100,497,144
	vii	Aggregate Outstanding Principal Balance - Commercial Paper		$4,011,826,671		$3,984,819,250
	viii	Pool Factor		0.997756811		0.990404841

					% of O/S		% of O/S
	Notes		Spread	Balance 07/25/2008	Securities	Balance 10/27/2008	Securities

C	i	A-1 Notes 78444YAA3	0.80%	$614,000,000.00	15.047%	$586,872,120.07	14.478%
	ii	A-2 Notes 78444YAB1	1.10%	1,218,000,000.00	29.848%	1,218,000,000.00	30.048%
	iii	A-3 Notes 78444YAC9	1.30%	529,000,000.00	12.964%	529,000,000.00	13.050%
	iv	A-4 Notes 78444YAD7	1.70%	1,597,204,000.00	39.141%	1,597,204,000.00	39.403%
	v	B Notes 78444YAE5	1.85%	122,418,000.00	3.000%	122,418,000.00	3.020%

		Total Notes		$4,080,622,000.00	100.000%	$4,053,494,120.07	100.000%

	Reserve Account			7/25/2008		10/27/2008
D	i	Required Reserve Acct Deposit (%)		0.25%		0.25%

	ii	Reserve Acct Initial Deposit ($)		$-		$0.00
	iii	Specified Reserve Acct Balance ($)		$10,289,106.26		$10,213,290.98
	iv	Reserve Account Floor Balance ($)		$4,124,895.00		$4,124,895.00

	v	Current Reserve Acct Balance ($)		$10,289,106.26		$10,213,290.98

	Other Accounts			7/25/2008		10/27/2008
E	i	Supplemental Loan Purchase Account		$0.00		$0.00
	ii	Capitalized Interest Account		$88,523,154.36		$88,523,154.36
	iii	Floor Income Rebate Account		$12,235,924.76		$16,114,249.87

	Asset/Liability			7/25/2008		10/27/2008
F	i	Total Adjusted Pool + Supplemental Loan Purchase		$4,214,454,764.29		$4,184,052,839.26
	ii	Total Outstanding Balance Notes		$4,080,622,000.00		$4,053,494,120.07
	iii	Difference		$133,832,764.29		$130,558,719.19
	iv	Parity Ratio		1.03280		1.03221

II. 2008-5 Transactions from:	7/1/2008	through:	9/30/2008

A	Student Loan Principal Activity
	i	Regular Principal Collections	$56,622,513.04
	ii	Principal Collections from Guarantor	2,649,816.39
	iii	Principal Reimbursements	461,337.95
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$59,733,667.38

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$17,634.09
	ii	Capitalized Interest	(18,696,203.91)

	iii	Total Non-Cash Principal Activity	$(18,678,569.82)

C	Student Loan Principal Purchases		$0.00

D	Total Student Loan Principal Activity		$41,055,097.56

E	Student Loan Interest Activity
	i	Regular Interest Collections	$13,965,699.94
	ii	Interest Claims Received from Guarantors	37,043.66
	iii	Collection Fees/Returned Items	9,431.91
	iv	Late Fee Reimbursements	353,088.23
	v	Interest Reimbursements	12,300.16
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	(750.54)
	viii	Subsidy Payments	15,461,667.06

	ix	Total Interest Collections	$29,838,480.42

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(104.58)
	ii	Capitalized Interest	18,696,203.91

	iii	Total Non-Cash Interest Adjustments	$18,696,099.33

G	Student Loan Interest Purchases		$0.00

H	Total Student Loan Interest Activity		$48,534,579.75

I	Non-Reimbursable Losses During Collection Period		$0.00

J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2008-5 Collection Account Activity	7/1/2008	through	9/30/2008

A	Principal Collections
	i	Principal Payments Received	$38,242,567.74
	ii	Consolidation Principal Payments	21,029,761.69
	iii	Reimbursements by Seller	8,567.60
	iv	Borrower Benefits Reimbursements	127,769.00
	v	Reimbursements by Servicer	2,333.50
	vi	Re-purchased Principal	322,667.85

	vii	Total Principal Collections	$59,733,667.38

B	Interest Collections
	i	Interest Payments Received	$29,035,954.70
	ii	Consolidation Interest Payments	427,705.42
	iii	Reimbursements by Seller	129.81
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	919.11
	vi	Re-purchased Interest	11,251.24
	vii	Collection Fees/Return Items	9,431.91
	viii	Late Fees	353,088.23

	ix	Total Interest Collections	$29,838,480.42

C	Other Reimbursements		$200,946.11

D	Reserves in Excess of the Requirement		$75,815.28

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$986,080.38

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$0.00

J	Funds Released from Capitalized Interest Account		$0.00

K	Intial Deposit to the Collection Account		$0.00

L	TOTAL AVAILABLE FUNDS		$90,834,989.57
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(2,349,680.00)
		Floor Income Rebate Fees to Dept. of Education	$(12,187,682.59)
		Funds Allocated to the Floor Income Rebate Account	$(16,114,249.87)
		Funds Released from the Floor Income Rebate Account	$12,235,924.76

M	NET AVAILABLE FUNDS		$72,419,301.87

N	Servicing Fees Due for Current Period		$1,179,777.50

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$1,199,777.50

IV. 2008-5	Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008

INTERIM:
In School
Current	6.775%	6.360%	380,406	341,002	38.749%	35.070%	$1,637,005,997,99	$1,459,102,207.42	40.873%	36.809%

Grace
Current	6.767%	6.229%	137,940	136,702	14.051%	14.059%	596,484,273.89	$623,469,576.88	14.893%	15.728%

TOTAL INTERIM	6.773%	6.321%	518,346	477,704	52.800%	49.129%	$2,233,490,271.88	$2,082,571,784.30	55.766%	52.537%

REPAYMENT
Active
Current	7.467%	6.420%	257,423	235,480	26.222%	24.218%	$1,004,713,888.33	$932,806,548.46	25.086%	23.532%
31-60 Days Delinquent	7.386%	6.091%	25,513	35,961	2.599%	3.698%	87,671,293.55	121,640,798.43	2.189%	3.069%
61-90 Days Delinquent	7.273%	5.865%	16,421	16,664	1.673%	1.714%	51,403,959.00	52,366,305.91	1.283%	1.321%
91-120 Days Delinquent	7.315%	5.768%	9,661	11,033	0.984%	1.135%	28,731,870.24	31,985,190.62	0.717%	0.807%
> 120 Days Delinquent	7.188%	5.593%	29,658	41,570	3.021%	4.275%	83,945,059.18	116,990,762.01	2.096%	2.951%

Deferment
Current	7.310%	5.996%	69,206	89,410	7.049%	9.195%	292,148,113.77	363,324,905.07	7.294%	9.166%

Forbearance
Current	7.401%	6.037%	55,176	62,451	5.620%	6.423%	221,685,563.72	256,062,149.49	5.535%	6.460%

TOTAL REPAYMENT	7.408%	6.186%	463,058	492,569	47.168%	50.658%	$1,770,299,747.79	$1,875,176,659.99	44.201%	47.305%

Claims in Process (1)	7.156%	5.511%	315	2,069	0.032%	0.213%	$1,294,523.96	$6,281,001.78	0.032%	0.158%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	7.048%	6.256%	981,719	972,342	100.000%	100.000%	$4,005,084,543.63	$3,964,029,446.07	100.000%	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
* Percentages may not total 100% due to rounding.

V. 2008-5	Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	% *

- GSL - Subsidized	6.001%	534,750	$1,777,397,789.59	44.838%
- GSL - Unsubsidized	6.029%	386,759	1,691,877,779.83	42.681%
- PLUS Loans	7.989%	50,204	492,342,343.86	12.420%
- SLS Loans	5.898%	629	2,411,532.79	0.061%

- Total	6.256%	972,342	$3,964,029,446.07	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	% *

-Four Year	6.288%	780,574	$3,460,097,851.58	87.287%
-Two Year	5.990%	146,681	378,640,540.27	9.552%
-Technical	6.179%	45,057	125,255,088.81	3.160%
-Other	5.653%	30	35,965.41	0.001%

- Total	6.256%	972,342	$3,964,029,446.07	100.000%

*Percentages may not total 100% due to rounding.

GSL - Guaranteed Stafford Loan
PLUS - Parent Loans for Undergraduate Students
SLS - Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2008-5	Interest Accruals

A	Borrower Interest Accrued During Collection Period	$43,322,616.78

B	Interest Subsidy Payments Accrued During Collection Period	19,185,193.67

C	Special Allowance Payments Accrued During Collection Period	3,806,846.14

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	986,080.38

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$67,300,736.97

VII. 2008-5	Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index

A	Class A-1 Interest Rate	0.009400000	07/25/2008 - 10/27/2008	1 NY Business Day	3.60000%	LIBOR

B	Class A-2 Interest Rate	0.010183333	07/25/2008 - 10/27/2008	1 NY Business Day	3.90000%	LIBOR

C	Class A-3 Interest Rate	0.010705556	07/25/2008 - 10/27/2008	1 NY Business Day	4.10000%	LIBOR

D	Class A-4 Interest Rate	0.011750000	07/25/2008 - 10/27/2008	1 NY Business Day	4.50000%	LIBOR

E	Class B Interest Rate	0.012141667	07/25/2008 - 10/27/2008	1 NY Business Day	4.65000%	LIBOR

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VIII. 2008-5	Inputs From Prior Period	6/30/2008

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$4,005,084,543.63
	ii	Interest To Be Capitalized	110,557,960.04

	iii	Total Pool	$4,115,642,503.67
	iv	Capitalized Interest	88,523,154.36
	vi	Specified Reserve Account Balance	10,289,106.26

	vii	Total Adjusted Pool	$4,214,454,764.29

B	Total Note Factor		1.000000000
C	Total Note Balance		$4,080,622,000.00

D	Note Balance 7/25/2008		Class A-1	Class A-2	Class A-3	Class A-4	Class B

	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$614,000,000.00	$1,218,000,000.00	$529,000,000.00	$1,597,204,000.00	$122,418,000.00

	iii	Note Principal Shortfall	$19,995,413.13	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$10,289,106.26
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2008-5           Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$72,419,301.87	$72,419,301.87

B	Primary Servicing Fees - Current Month		$1,179,777.50	$71,239,524.37

C	Administration Fee		$20,000.00	$71,219,524.37

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$5,771,600.00	$65,447,924.37
	ii	Class A-2	$12,403,300.00	$53,044,624.37
	iii	Class A-3	$5,663,238.89	$47,381,385.48
	iii	Class A-4	$18,767,147.00	$28,614,238.48

	iv	Total Class A Interest Distribution	$42,605,285.89

E	Class B Noteholders’ Interest Distribution Amount		$1,486,358.55	$27,127,879.93

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$27,127,879.93	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iii	Class A-4	$0.00	$0.00

	iv	Total Class A Principal Distribution	$27,127,879.93

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$3,964,029,446.07
	ii	Interest to be Capitalized	121,286,947.85
	iii	Reserve Account Balance (after any reinstatement)	10,213,290.98
	iv	Capitalized Interest Account Balance	88,523,154.36
	v	Less Specified Reserve Account Balance	(10,213,290.98)

	vi	Total	$4,173,839,548.28

	vii	Class A Notes Outstanding (after application of available funds)	$3,931,076,120.07

	viii	Insolvency Event or Event of Default Under Indenture	N

	ix	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (vii > vi or viii = Y)	N

X. 2008-5           Account Reconciliations

A	Reserve Account
	i	Beginning of Period Account Balance	$10,289,106.26
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$10,289,106.26
	iv	Required Reserve Account Balance	$10,213,290.98
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$75,815.28
	vii	Ending Reserve Account Balance	$10,213,290.98

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		5/14/2008
	i	Beginning of Period Account Balance	$0.00
	ii	Supplemental Loan Purchases	$0.00
	iii	Transfers to Collection Account	$0.00

	iv	Ending Balance	$0.00

C	Capitalized Interest Account
	Capitalized Interest Account Release Date		7/25/2009
	i	Beginning of Period Account Balance	$88,523,154.36
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$88,523,154.36

D	Floor Income Rebate Account
	i	Beginning of Period Account Balance	$12,235,924.76
	ii	Deposits for the Period	$16,114,249.87
	iii	Release to Collection Account	$(12,235,924.76)

	iv	Ending Balance	$16,114,249.87

XI. 2008-3            Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i	Quarterly Interest Due	$5,771,600.00	$12,403,300.00	$5,663,238.89	$18,767,147.00	$1,486,358.55
	ii	Quarterly Interest Paid	5,771,600.00	12,403,300.00	5,663,238.89	18,767,147.00	1,486,358.55
	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$49,287,663.72	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	27,127,879.93	0.00	0.00	0.00	0.00
	ix	Quarterly Principal Shortfall	$22,159,783.79	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$32,899,479.93	$12,403,300.00	$5,663,238.89	$18,767,147.00	$1,486,358.55

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	9/30/08	$4,080,622,000.00
	ii	Adjusted Pool Balance	9/30/08	4,184,052,839.26
	iii	Overcollaterlization Percentage		103.79%

	iv	Principal Distribution Amount (i - ii / iii)		$49,287,663.72

	v	Principal Distribution Amount Paid		$27,127,879.93

	vi	Principal Shortfall (iv - v)		$22,159,783.79

C		Total Principal Distribution		$27,127,879.93
D		Total Interest Distribution		44,091,644.44

E		Total Cash Distributions		$71,219,524.37

F					Paydown
	Note Balances			7/25/2008	Factor	10/27/2008
	i	A-1 Note Balance	78444YAA3	$614,000,000.00		$586,872,120.07
		A-1 Note Pool Factor		1.000000000	0.044182215	0.955817785

	ii	A-2 Note Balance	78444YAB1	$1,218,000,000.00		$1,218,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78444YAC9	$529,000,000.00		$529,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78444YAD7	$1,597,204,000.00		$1,597,204,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	78444YAE5	$122,418,000.00		$122,418,000.00
		B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2008-5            Historical Pool Information

			7/1/08 - 9/30/08	4/30/08 - 6/30/08

Beginning Student Loan Portfolio Balance			$4,005,084,543.63	$4,011,721,497.78

	Student Loan Principal Activity
	i	Regular Principal Collections	$56,622,513.04	$29,551,039.80
	ii	Principal Collections from Guarantor	2,649,816.39	189,889.74
	iii	Principal Reimbursements	461,337.95	496,934.76
	iv	Other System Adjustments	0.00	0.00

	v	Total Principal Collections	$59,733,667.38	$30,237,864.30
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$17,634.09	$20,236.99
	ii	Capitalized Interest	(18,696,203.91)	(20,821,430.67)

	iii	Total Non-Cash Principal Activity	$(18,678,569.82)	$(20,801,193.68)

	Student Loan Principal Purchases		$0.00	$(2,799,716.47)

(-)	Total Student Loan Principal Activity		$41,055,097.56	$6,636,954.15

	Student Loan Interest Activity
	i	Regular Interest Collections	$13,965,699.94	$9,631,917.02
	ii	Interest Claims Received from Guarantors	37,043.66	2,213.10
	iii	Collection Fees/Returned Items	9,431.91	6,466.92
	iv	Late Fee Reimbursements	353,088.23	222,360.72
	v	Interest Reimbursements	12,300.16	2,649.47
	vi	Other System Adjustments	0.00	0.00
	vii	Special Allowance Payments	(750.54)	0.00
	viii	Subsidy Payments	15,461,667.06	0.00

	ix	Total Interest Collections	$29,838,480.42	$9,865,607.23

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(104.58)	$(1,674.15)
	ii	Capitalized Interest	18,696,203.91	20,821,430.67

	iii	Total Non-Cash Interest Adjustments	$18,696,099.33	$20,819,756.52

	Student Loan Interest Purchases		$0.00	$(61,401.81)

	Total Student Loan Interest Activity		$48,534,579.75	$30,623,961.94

(=)	Ending Student Loan Portfolio Balance		$3,964,029,446.07	$4,005,084,543.63

(+)	Interest to be Capitalized		$121,286,947.85	$110,557,960.04

(=)	TOTAL POOL		$4,085,316,393.92	$4,115,642,503.67

(+)	Capitalized Interest		$88,523,154.36	$88,523,154.36

(+)	Reserve Account Balance		$10,213,290.98	$10,289,106.26

(=)	Total Adjusted Pool		$4,184,052,839.26	$4,214,454,764.29

XIII. 2008-5	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Jul-08	$ 4,115,642,504	1.78%

Oct-08	$ 4,085,316,394	1.83%

* Constant Prepayment Rate. Since Issued CPR is based on the current period's ending pool balance calculated against the period's projected pool balance as determined at the trust's statistical cutoff date.